Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	2 years 1 month 6 days	2 years 8 months 12 days
Customer contracts & related relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	5 years
Certifications
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	5 years
Maintenance contracts & related relationships
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	5 years
Existing technology
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	3 years
Non-competition agreements
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	2 years
Tradenames / trademarks
Indefinite-lived Intangible Assets [Line Items]
Estimated useful life	2 years